Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a)The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Voyage revenues (i)(ii)(iv)	37,481	49,257	19,612
Vessel operating expenses (ii)(iii)	(6,505)	(6,629)	(17,852)
Time-charter hire expenses (iv)	(23,564)	(19,994)	(7,670)
General and administrative expenses (v)	(15,779)	(15,393)	(15,395)
Restructuring charges (vi)	—	(400)	—
Equity income (vii)	2,424	1,316	520
(i)Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.
(ii)In September 2018, the Partnership’s FSU, the Bahrain Spirit, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of the Bahrain Spirit to the Bahrain LNG Joint Venture for the year ended December 31, 2020 amounted to $28.8 million ($30.6 million during 2019 and $8.6 million during 2018). In addition, the Partnership has an operation and maintenance contract with the Bahrain LNG Joint Venture and had an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The contract with TMS was terminated in August 2019 and such services are currently managed by the Partnership. The subcontractor fees paid to TMS for the years ended December 31, 2019 and 2018 were $2.0 million and $1.6 million, respectively, and are included in vessel operating expenses in the Partnership's consolidated statements of income. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the year ended December 31, 2020 were $8.7 million ($6.5 million during 2019 and $1.6 million during 2018) and are included in voyage revenues in the Partnership's consolidated statements of income.
(iii)The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary provided, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.
(iv)Commencing in September 2018, the Partnership entered into an agreement with the MALT Joint Venture to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit (see Note 5b). The time-charter hire expenses charged for the year ended December 31, 2020 were $23.6 million ($20.0 million during 2019 and $7.7 million during 2018). In addition, commencing in May 2019, the Partnership entered into an agreement with a subsidiary of Teekay Corporation to charter out the Magellan Spirit until October 31, 2019. The Partnership recognized revenue of $12.2 million for the year ended December 31, 2019 from this charter to Teekay Corporation. On October 31, 2019, the subsidiary of Teekay Corporation novated the charter contract to the Partnership and the Partnership is chartering the Magellan Spirit to an external customer until June 2022.
(v)Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's general partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.
(vi)The Partnership incurred restructuring charges of $0.4 million from subsidiaries of Teekay Corporation attributable to employees supporting the Partnership during the year ended December 31, 2019 (see Note 18b).
(vii)During the year ended December 31, 2020, the Partnership charged fees of $2.4 million ($1.3 million during 2019 and $0.5 million during 2018) to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Partnership’s consolidated statements of income.

b)As at December 31, 2020 and 2019, non-interest-bearing advances to affiliates totaled $4.9 million and $5.1 million, respectively, and non-interest bearing advances from affiliates totaled $11.0 million and $7.0 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Partnership.
c)The Partnership had an agreement with Teekay Corporation under which Teekay Corporation paid the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership paid Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation were settled annually (see Note 13). The time-charter contract was terminated in January 2019, upon which the charterer, which was also the owner, sold the vessel to a third party, which resulted in the agreement with Teekay Corporation ending concurrently.
d)The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provided the Partnership with shipbuilding and site supervision services related to certain LNG carrier newbuildings the Partnership had ordered, which services ended when the Partnership's last wholly-owned LNG newbuilding carrier delivered in January 2019. These costs were capitalized and included as part of vessels and equipment in the Partnership’s consolidated balance sheets. During the years ended December 31, 2019 and 2018, the Partnership incurred shipbuilding and site supervision costs with Teekay Corporation subsidiaries of $1.8 million and $15.3 million, respectively.
e)In December 2019, as part of dissolving certain of the Partnership's controlled subsidiaries as a result of a simplification transaction, the Partnership acquired the General Partner's 1% non-controlling interest in certain of the Partnership's subsidiaries for an amount initially estimated at $2.7 million. In April 2020, the purchase price was finalized at $2.2 million.
f)On May 11, 2020, Teekay Corporation and the Partnership eliminated all of the Partnership's incentive distribution rights, which were held by the General Partner, in exchange for the issuance to a subsidiary of Teekay Corporation of 10.75 million newly-issued common units of the Partnership. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. This transaction was treated as a non-cash transaction in the Partnership's consolidated statements of cash flows. This transaction was approved by the conflicts committee of the General Partner’s board of directors, which was assisted by independent financial and legal advisors.
g)For other transactions with the Partnership's equity-accounted joint ventures not disclosed above, please refer to Note 7.